PROPERTY AND EQUIPMENT, NET - Additional information (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2024	Dec. 31, 2023
PROPERTY AND EQUIPMENT, NET
Property and equipment, net	¥ 40,204,133	¥ 40,098,423
Asset pledged as security | Bank loans and other financing obligations
PROPERTY AND EQUIPMENT, NET
Property and equipment, net	¥ 9,756,698	¥ 10,478,896